Document and Entity Information	0 Months Ended
Dec. 13, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 13, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 13, 2013
Document Effective Date	Dec. 27, 2013
Prospectus Date	Dec. 27, 2013
Samson STRONG Nations Currency Fund | Samson STRONG Nations Currency Fund - Institutional Class
Risk/Return:
Trading Symbol	SCAFX
Samson STRONG Nations Currency Fund | Samson STRONG Nations Currency Fund - Investor Class
Risk/Return:
Trading Symbol	SCRFX